Earnings per Common Share (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per Common Share [Abstract]
Earnings adjustment for cupons paid on Additional Tier 1 Notes in April, before tax	€ 349	€ 330	€ 0
Earnings adjustment for coupons paid on Additional Tier 1 Notes in April, net of tax			€ 292
Increase in number of adjusted weighted average shares after assumed convertion of potentially dilutive shares under a net income situation (in shares)		60	53